RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

26.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	2022	2023
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	139,713	296,512

Notes receivables from a related party:
Notes receivables from JinkoPower	282,824	1,183

Advances to a related party:
Advance to Xinte Silicon for inventory purchase	56,860	6,555

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	5,664	12,635
Other receivables due from JinkoPower for disposal of solar power projects	12,953	13,141
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	1,075	1,224
Other receivables from JinkoPower for miscellaneous transactions	3,413	412
Subtotal	23,105	27,412

Other assets from related parties:
Long-term receivables due from JinkoPower for disposal of solar power projects	14,603	16,859
Long-term receivables due from Sweihan PV	37,760	38,376
Subtotal	52,363	55,236

Accounts payable due to a related party:
Accounts payable due to Xinte Silicon for inventory purchase	—	21,244

Advances from a related party
Advances from JinkoPower	3,829	3,412

Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	419,500	277,000

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	5,964	11,599
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2021, 2022 and 2023 were as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Income of financing guarantees	6,364	—	—
Revenue from sales of products to JinkoPower	27,099	325,175	353,420
Income of project management provided to Sweihan PV	660	2,979	3,931
Rental services provided to JinkoPower	4,004	5,041	11,590

Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	5,310	—	—
Management service provided by JinkoPower	8,753	8,863	16,400
Electricity fee charged by JinkoPower	7,725	25,735	119,352
Silicon procurement from Xinte Silicon (Note 12)	—	824,785	1,537,073
Other fees charged by JinkoPower	16	—	5,109

-Financing guarantees

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee is to be settled annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables are settled upon the receipt of guarantee fees from JinkoPower. The Company received RMB21 million, nil and nil guarantee fees from JinkoPower in 2021, 2022 and 2023, respectively.

In the year of 2022, the Group and JinkoPower entered into an agreement to cancel the above guarantee arrangement.

As of December 31, 2021, 2022 and 2023, the Company recorded the guarantee fee income receivable amounted to RMB3 million, RMB3 million and nil. The Company recorded a guarantee liability amounted to RMB12 million, nil and nil as of December 31, 2021, 2022 and 2023, respectively. The guarantee liability was amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the year ended December 31, 2021, 2022 and 2023 amounted to RMB 6 million, RMB nil and RMB nil, respectively.

-Solar module transactions with JinkoPower

For the years ended December 31, 2021, 2022 and 2023, sales of solar module products to subsidiaries of JinkoPower amounted to RMB27 million, RMB325 million and RMB353 million, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2022 and 2023 outstanding receivables due from JinkoPower were RMB423 million and RMB298 million, respectively.

-Rental services provided to JinkoPower

For the years ended December 31, 2021, 2022 and 2023, rental services provided to subsidiaries of JinkoPower amounted to RMB4 million, RMB5 million and RMB12 million, respectively.

-Transactions with Jinko-Tiansheng

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. For the years ended December 31, 2021, 2022 and 2023, Jinko-Tiansheng charged the Group processing fee amounted to RMB5 million, nil and nil, respectively. The Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders in November 2021. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021. The disposition was consummated in 2022 with a gain of RMB12 million recognized (Note 5).

-Management service provided by JinkoPower

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company recorded service expenses incurred in the years of 2021, 2022 and 2023 amounted to RMB8 million, RMB7 million and RMB7 million, respectively. Other than the solar project management service, JinkoPwoer also provided other management services to the Company amounted to RMB1 million, RMB2 million and RMB9 million in 2021, 2022 and 2023, respectively.

-Electricity fee charged by JinkoPower

For the years ended December 31, 2021 and 2022 and 2023, electricity fee charged by subsidiaries of JinkoPower amounted to RMB8 million, RMB27 million and RMB119 million, respectively.

-Silicon procurement from Xinte Silicon

JinkoSolar jointly invest in Xinte Silicon in 2021 which was accounted for under the equity method (Note 12). JinkoSolar purchased polysilicon of RMB nil, RMB825 million, and RMB1,537 million from Xinte Silicon during the years ended December 31, 2021, 2022 and 2023, respectively.